Derivative Liabilities (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities Details 1
Volatility		413.00%
Dividend yield
Risk-free interest rate		0.97%
Expected life		7 days